Equity (Details) - Part-1 ₪ / shares in Units, $ / shares in Units, ₪ in Thousands																1 Months Ended			6 Months Ended			12 Months Ended
	May 23, 2024 USD ($) shares	Jan. 25, 2024 USD ($) $ / shares shares	Jan. 01, 2024 USD ($)	Dec. 04, 2023	Jun. 15, 2023 USD ($)	Jun. 15, 2023 ILS (₪)	Jun. 12, 2023 $ / shares	Jun. 12, 2023 ₪ / shares	Feb. 16, 2023 USD ($) $ / shares shares	Feb. 16, 2023 ILS (₪) ₪ / shares shares	May 24, 2022 USD ($) shares	Feb. 09, 2022 shares	Oct. 31, 2021 USD ($)	Feb. 18, 2021 USD ($) shares	Feb. 08, 2021 USD ($) shares	Jun. 23, 2022 ₪ / shares	May 31, 2022 USD ($)	Oct. 31, 2021 shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 ILS (₪) ₪ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares ₪ / shares shares	Apr. 10, 2024 shares	Nov. 13, 2023 ₪ / shares shares	Jun. 09, 2023 USD ($)	Feb. 16, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares	May 24, 2022 ₪ / shares	Dec. 30, 2021 USD ($) shares
Equity [Line Items]
Shares issued (in Shares) | shares																			2,798,421
Reverse stock split				10:1
Ordinary shares, shares authorized (in Shares) | shares																			15,000,000			15,000,000		5,000,000	5,000,000					5,000,000
Outstanding ordinary shares (in Shares) | shares																			5,958,757			2,151,745		1,522,398	1,522,398					1,522,398
Total gross consideration															$ 3,000,000
Issuance costs											$ 592,000			$ 95,000	$ 44,000							$ 29,000
Share capital														$ 5,600,000
Capital investment													$ 15,000,000
Aggregate amount																																$ 7,500,000
Additional investment											$ 7,500,000
Issuance of additional ordinary shares (in Shares) | shares											151,765								4.89
Prefunded warrants to purchase ordinary shares (in Shares) | shares											15,266
Warrant exercisable issuance term											5 years								4 years 6 months 3 days
Options grants											$ 275,000
Aggregate amount									$ 3,590,000	₪ 12,463
Warrant price | (per share)									$ 15.5															$ 15.5	$ 15.5				₪ 53.3	₪ 53.3
Exercise price | (per share)									$ 17.8	₪ 61.3						₪ 137.8							₪ 236	$ 17.8	$ 61.3
Fair value																	$ 74,000					2,240,000
Agent fees																			$ 280,000			1,000,000
Offering price																												$ 9,350,000
Total consideration																			4,800,000			220,000
Net of agent commissions																						12,000
Other issuance costs																						115,000
Gross proceeds					$ 2,500,000	₪ 8,970
Number of units									248,778	248,778
Number of ordinary Share (in Shares) | shares												1						1
Issuance costs																						20,000
Warrants	$ 1,419,000																		(4,114,000)
Reclassified from equity to liabilities			$ 1,649,000																	[1]		104,000
Interest rate																			4.30%
Expected terms																			4 years 7 months 6 days
Expected price volatility																			100.00%
Ordinary shares (in Shares) | shares	1.55																		1.07
Dividend yield	0.00%																		0.00%
Long term liabilities																			$ 11,000
Issuance and sale of ordinary shares (in Shares) | shares		240,000
Price per share (in Dollars per share) | $ / shares		$ 4.5
Pre funded warrants		$ 4.4999
Exercise of prefunded warrants (in Shares) | shares		648,890
Purchase ordinary shares (in Shares) | shares																								14,822	14,822					14,822
Exercise price (in Dollars per share) | $ / shares		$ 5
Warrant, Exercise Price, Decrease (in Dollars per share) | $ / shares		$ 0.0001
Fund raising expenses																			316,000
Proceeds from issuance of warrant liabilities																			3,176,000
Issuance cost																			473,000
Changes in fair value																			2,695,000
Commission and other issuance cost																			260,000
Bonus payment																			158,000			$ 46,000	₪ 165
Share based payment																			$ 535,000
Vested share options (in Shares) | shares																			222,034			33,536	33,536
Ordinary shares issued (in Shares) | shares												2,500							5,958,757			2,151,745		1,522,398	1,522,398					1,522,398
Exercisable price per share (in Dollars per share) | $ / shares																						$ 0.82
Shares of vested options exercisable (in Shares) | shares																			24,544			62,032	62,032
Additional bonus																			$ 89,000
Average price exercised (in Dollars per share) | $ / shares																			$ 5.79
Unrecognized share-based compensation expense																			$ 152,000			$ 374,000
Vesting period																			1 year			2 years	2 years
Warrant [Member]
Equity [Line Items]
Exercise price | (per share)							$ 44	₪ 12
Fair value																						$ 1,350,000
Warrants	$ 219																					930,000
Long term liabilities																			$ 11,000
Purchase ordinary shares (in Shares) | shares		888,890
Minimum [Member]
Equity [Line Items]
Interest rate	4.53%
Expected terms	3 years 7 months 6 days
Expected price volatility	100.00%
Maximum [Member]
Equity [Line Items]
Interest rate	4.71%
Expected price volatility	103.00%
Share Capital and Warrant [Member]
Equity [Line Items]
Expected terms																			5 years
Expected price volatility																			93.00%
Dividend yield																			0.00%
Premiums [Member]
Equity [Line Items]
Share capital																						$ 1,570,000
Share Capital [Member]
Equity [Line Items]
Price per ordinary shares (in New Shekels per share) | ₪ / shares																											₪ 0.02
Shares issued (in Shares) | shares														60,050	31,422											500,000	100,000,000					167,031
Price per share | ₪ / shares																															₪ 6
Black and Scholes formula [Member]
Equity [Line Items]
Shares issued (in Shares) | shares											5,360								115,635
Warrants																			$ 481,000
Board of Directors Chairman [Member]
Equity [Line Items]
Number of ordinary Share (in Shares) | shares												1
Ordinary shares issued (in Shares) | shares																			24,544			3,354
Exercisable price per share (in Dollars per share) | $ / shares																			$ 0.01			$ 0.82
Ordinary Shares [Member]
Equity [Line Items]
Shares issued (in Shares) | shares																						35,812
Price per share | $ / shares									$ 10
Number of ordinary Share (in Shares) | shares									1	1
Exercise price (in Dollars per share) | $ / shares		$ 4.4999
Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Number of ordinary Share (in Shares) | shares									1	1
Market price percentage							33.00%	33.00%
Ordinary Shares [Member] | Non-Tradeable [Member] | Warrant [Member]
Equity [Line Items]
Number of ordinary Share (in Shares) | shares									1	1
Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares issued (in Shares) | shares																						8,186
Transaction Fees [Member]
Equity [Line Items]
Transaction fees											$ 275,000
Private Placement [Member]
Equity [Line Items]
Shares issued (in Shares) | shares									233,826													64,503							233,826
Aggregate gross proceeds from offering																			$ 4,000,000

[1]	Less than one thousand U.S. dollars.